Other Income and Other Expenses - Summary of Other Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Foreign currency loss	₩ 2,479,014	₩ 1,516,528	₩ 2,957,048
Loss on disposal of property, plant and equipment	76,771	102,453	54,432
Impairment loss on property, plant and equipment	98,525	60,072	1,260,436
Impairment loss on intangible assets	72,490	54,833	136,372
Others	71,181	52,348	38,126
Total	₩ 2,797,981	₩ 1,786,234	₩ 4,446,414